Fair Value Measurement	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement

7 FAIR VALUE MEASUREMENT

As of March 31, 2018 and 2019, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	130,000	—	130,000	—
Available-for-sale investments	50,636	—	—	50,636

Total assets	180,636	—	130,000	50,636

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	212,000	—	212,000	—
Available-for-sale investments	72,459	—	—	72,459

Total assets	284,459	—	212,000	72,459

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Short-term investments

The Group values its short-term investments held in certain banks or financial institutions using model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Investments

The roll forward of major Level 3 investments are as following:

	Kuailaimai	iSNOB	Huzan	Total
	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2016	9,935	—	—	9,935
The change in fair value of the investment	1,000	—	—	1,000
Fair value of Level 3 investments as at March 31, 2017	10,935	—	—	10,935
Addition	—	18,000	10,000	28,000
Effect of currency translation adjustment	—	(1,129)	—	(1,129)
The change in fair value of the investment	4,912	3,897	4,021	12,830

Fair value of Level 3 investments as at March 31, 2018	15,847	20,768	14,021	50,636

Disposal*	—	—	(13,658)	(13,658)
Effect of currency translation adjustment	—	1,470	(919)	551
The change in fair value of the investment	(1,588)	16,140	20,378	34,930

Fair value of Level 3 investments as at March 31, 2019	14,259	38,378	19,822	72,459

*	This included reclassification adjustment of the unrealized security holding gains of RMB9,393 in connection with the disposed portion as of the disposal date for gains included in net loss.

The Company determined the fair value of their investment by using market approach. The determination of the fair value was based on estimates, judgments and information of other comparable public companies as well as the observable price changes based on the recent transactions of the securities, or similar securities that the Company holds. The significant unobservable inputs adopted in the valuation as of March 31, 2018 and 2019 are as following:

	For the years ended March 31,
	2017	2018	2019
Lack of marketability discount	30%	30%	30%
Risk-free rate	3.06%	2.57%-3.74%	2.25%-2.60%
Expected volatility	41.9%	40%-43.34%	45%-52.68%
Revenue multiple	2.52	2.68	2.80-18.74
Net profit multiple	—	—	21.23

Significant increases (decreases) in lack of marketability discount in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in risk-free rate, expected volatility, revenue multiple or net profit multiple in isolation would result in significantly high (lower) fair value measurement.